Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Total Current Assets	$ 11,988	$ 2,976
Total Current Liabilities	7,305	2,359
Working Capital	4,683	617
Adjusted working capital	3,800	653
Assets Held for Sale	1,304	0
Contingent Payment	236	36
Liabilities Related to Assets Held for Sale	186	0
Interest Paid	811	381	$ 457
Interest Received	24	5	12
Income Taxes Paid	$ 209	$ 18	$ 17